Intangible Assets and Goodwill - Schedule of Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Rights to Electrical Capacity [Member]
Cost:
Ending balance	$ 30,429	$ 22,429
Technology [Member]
Cost:
Ending balance	45,958
Patents, Trademarks, Royalties and Other Rights [Member]
Cost:
Ending balance	6,001	3,939
Others [Member]
Cost:
Ending balance	805	607
Total Intangible Assets [Member]
Cost:
Ending balance	83,193	26,975
Goodwill [Member]
Cost:
Ending balance	35,818	14,451
Cost [Member] | Rights to Electrical Capacity [Member]
Cost:
Beginning balance	22,429
Additions	8,000
Acquired through the business combinations (Note 6)		22,429
Ending balance	30,429	22,429
Cost [Member] | Technology [Member]
Cost:
Beginning balance	63,633
Additions
Acquired through the business combinations (Note 6)
Ending balance	63,633
Cost [Member] | Patents, Trademarks, Royalties and Other Rights [Member]
Cost:
Beginning balance	5,018	4,899
Additions	3,451	110
Acquired through the business combinations (Note 6)
Ending balance	8,469	5,009
Cost [Member] | Others [Member]
Cost:
Beginning balance	1,413	754
Additions	73	299
Acquired through the business combinations (Note 6)
Ending balance	1,486	1,053
Cost [Member] | Total Intangible Assets [Member]
Cost:
Beginning balance	92,493	5,653
Additions	11,524	409
Acquired through the business combinations (Note 6)		22,429
Ending balance	104,017	28,491
Cost [Member] | Goodwill [Member]
Cost:
Beginning balance	35,818
Additions
Acquired through the business combinations (Note 6)		14,451
Ending balance	35,818	14,451
Accumulated Amortization [Member] | Rights to Electrical Capacity [Member]
Cost:
Beginning balance
Charge for the period
Ending balance
Accumulated Amortization [Member] | Technology [Member]
Cost:
Beginning balance	(7,070)
Charge for the period	(10,605)
Ending balance	(17,675)
Accumulated Amortization [Member] | Patents, Trademarks, Royalties and Other Rights [Member]
Cost:
Beginning balance	(1,580)	(573)
Charge for the period	(888)	(497)
Ending balance	(2,468)	(1,070)
Accumulated Amortization [Member] | Others [Member]
Cost:
Beginning balance	(608)	(303)
Charge for the period	(73)	(143)
Ending balance	(681)	(446)
Accumulated Amortization [Member] | Total Intangible Assets [Member]
Cost:
Beginning balance	(9,258)	(876)
Charge for the period	(11,566)	(640)
Ending balance	(20,824)	(1,516)
Accumulated Amortization [Member] | Goodwill [Member]
Cost:
Beginning balance
Charge for the period
Ending balance